[FAIRPORT GRAPHIC]

                                 Fairport Funds

                       Charting A Course You Can Trust(SM)


                          Annual Report to Shareholders


- Fairport Midwest Growth Fund

- Fairport Growth and Income Fund

- Fairport Government Securities Fund


                                October 31, 1996


Advised by
Roulston & Company, Inc.

FAIRPORT FUNDS                                    ANNUAL REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------


                                                               November 27, 1996

Dear Shareholder:

We are pleased to issue the financial report on the Fairport Funds for the year ended October 31, 1996.

The Fairport Midwest Growth Fund gained 16.28% during the period, while the Fairport Growth and Income Fund gained 17.77%. These returns were earned in a period when the market, as measured by the Standard & Poor's 500 Stock Index, gained by 23.98%. The Fairport Government Securities Fund gained 4.58% during the period while the Lehman Brothers Intermediate Treasury Bond Index increased by 5.62%.

Economic activity continued at the slower pace set in the preceding year. Capital spending and export growth remain the driving engines of this expansion, while consumer and public sector spending remain the restraining elements. Some price increases among a few commodities were worrisome early in the year, but this concern evaporated over the summer. Productivity, wage restraint, better than anticipated agricultural production, and moderate growth kept a tight rein on inflation.

Continued moderate economic growth approaching 3% with inflation under control remains a favorable setting for both the bond and stock markets.

In the commentary that follows on each of the Funds, you will note a common theme that has long been a hallmark of our investment management. Research is the cornerstone of our investment process. Our research efforts for the Fairport Funds continue to give us confidence in the future of the economy and the portfolios we manage on your behalf.

          /s/ Scott D. Roulston                      /s/ Joseph A. Harrison

            Scott D. Roulston                         Joseph A. Harrison
            President                                 Director of Investments

FAIRPORT FUNDS                                      INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

FAIRPORT MIDWEST GROWTH FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth Fund indices.

[Graph inserted here]


FAIRPORT MIDWEST GROWTH FUND:  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


                                      7/1/93   7/93   10/93    1/94    4/94   7/94  10/94
                                      ------   ----   -----    ----    ----   ----  -----

Fairport Midwest Growth Fund
Lipper Growth Fund Index
Standard & Poor's 500 Stock Index

                                        1/95   4/95    7/95   10/95    1/96   4/96   7/96   10/96
                                        ----   ----    ----   -----    ----   ----   ----   -----
Fairport Midwest Growth Fund
Lipper Growth Fund Index
Standard & Poor's 500 Stock Index


AVERAGE ANNUAL TOTAL RETURN*
1 Year.............16.28%
Since Inception....17.01%

*For period ending 10/31/96



Past performance is not indicative of future results.

Fairport Midwest Growth Fund was established to achieve capital appreciation through the investment in equity securities of companies that are headquartered in the eight-state area contiguous to the Great Lakes.

While the Fund's objective is capital appreciation, investments are not limited to growth stocks. We seek opportunities in a broad spectrum of investments from traditional growth companies to highly cyclical companies.

Investment decisions are driven by intense and continuous fundamental research. This research focus attempts to uncover a combination of internal and external change at a company that presents an unusual appreciation potential.

Internal changes that would be significant might include:

-  An internal change in management

- A strategic decision to change the business focus of the company or a sector of the company that could include an acquisition or divestiture

- The development of an important new product or service

- Adoption of new operating methods or systems that could positively impact profitability and cash flow.

Significant external changes might include:

- A new CEO or other important manager brought in from outside the company

- A structural change such as a consolidation or bankruptcy in an important customer industry

- A significant change in the competitive environment caused by a new entrant into the market, a new product introduced by a competitor or a dramatic change in product pricing or costs

- The development of a new technology that could impact the industry.


While the above lists are far from exclusive, they provide some examples of the type of changes our research process attempts to identify and analyze.

Continued steady domestic economic growth and the potential for improving international economies provide a positive backdrop for the Midwest in the year ahead. The combination of modest growth and low inflation, while generally positive, will present operating challenges to many company managements. Our research-driven stock selection process will continue to focus on each management's ability to prosper in this environment. To date, this disciplined approach is still able to identify attractive investments in the Midwest.

FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT GROWTH AND INCOME FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Growth and Income Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth & Income Fund indices.

[Graph inserted here]


FAIRPORT GROWTH AND INCOME FUND:  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                      7/1/93   7/93   10/93    1/94    4/94   7/94  10/94
                                      ------   ----   -----    ----    ----   ----  -----

Fairport Growth and Income Fund
Lipper Growth and Income Fund Index
Standard & Poor's 500 Stock Index

                                        1/95   4/95    7/95   10/95    1/96   4/96   7/96   10/96
                                        ----   ----    ----   -----    ----   ----   ----   -----
Fairport Growth and Income Fund
Lipper Growth and Income Fund Index
Standard & Poor's 500 Stock Index


AVERAGE ANNUAL TOTAL RETURN*
1 Year.............17.77%
Since Inception....13.02%

*For period ending 10/31/96

Past performance is not indicative of future results.


Fairport Growth and Income Fund was established to achieve capital appreciation and current income primarily through investment in common stocks or securities convertible into common stocks.

The investment policy is to invest in a diversified portfolio of dividend-paying common stocks which have been researched by our own staff and offer reasonable valuation based on price to earnings, book value and cash flows.

Our investment strategy is to seek out companies that meet the demanding fundamental analysis of our research staff. Visits with management, suppliers, customers, distributors and unions are among the sources utilized by our analysts to form judgments about the outlook for each company. The results of this analysis are joined with rigorous valuation for each investment in the portfolio.

Two firms that typify our investment approach are AVX Corp. and Avnet, Inc. Both companies, one a manufacturer of electronic components and the other a distributor of components and computer equipment, were adversely affected by an inventory correction that began one year ago. In mid-summer, both issues were very attractively valued. Our research contacts at a number of manufacturing and distribution companies were able to confirm that excess inventories in some lines had already been eliminated and others had but a short time until they would be in balance as well. Two fine companies, with prospects for solid earnings growth ahead confirmed, made excellent additions to the portfolio.

Currently, the fund is diversified among 32 investments representing most sectors of our economy. Our broad-based research effort is focused on companies that are taking requisite action to improve profitability. Conversations with a broad cross-section of managements indicate a favorable outlook for continued moderate economic growth with low inflation. We will continue to seek out those companies that present a favorable earnings outlook at prices that offer good value.

                                                    INVESTMENT ADVISER'S REPORT
-------------------------------------------------------------------------------

FAIRPORT GOVERNMENT SECURITIES FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Government Securities Fund with the performance of the Lehman Brothers Intermediate Treasury Bond Index.

[Graph inserted here]

FAIRPORT GOVERNMENT SECURITIES FUND:  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                      7/1/93   7/93   10/93    1/94    4/94   7/94  10/94
                                      ------   ----   -----    ----    ----   ----  -----

Fairport Government Securities Fund
Lehman Brothers Intermediate Treasury
  Bond Index


                                        1/95   4/95    7/95   10/95    1/96   4/96   7/96   10/96
                                        ----   ----    ----   -----    ----   ----   ----   -----
Fairport Government Securities Fund
Lehman Brothers Intermediate Treasury
  Bond Index



AVERAGE ANNUAL TOTAL RETURN*
1 Year.............4.58%
Since Inception....4.19%

*For period ending 10/31/96


Past performance is not indicative of future results.


In order to meet its objective of current income with preservation of capital, Fairport Government Securities Fund seeks to minimize credit risk by investment in securities issued directly by the U.S. Government. Because changes in interest rates affect the value of the Fund's holdings, investment in issues maturing in less than ten years are the primary focus of the portfolio.

Since our last report, many of the concerns about commodity prices and wage increases have been put to rest. Inflation remained in check and interest rates receded from the interim highs reached in June. Our outlook calls for continued moderate growth and low inflation which should be a favorable environment for the bond market.

FAIRPORT FUNDS
--------------------------------------------------------------------------------


FAIRPORT MIDWEST GROWTH FUND                                    October 31, 1996
================================================================================

                                                         Shares           Value
--------------------------------------------------------------------------------


COMMON STOCKS -- 93.08%

CAPITAL GOODS-22.80%

AMP, Inc. ..................................            36,700       $ 1,243,212
GATX Corp. .................................            41,000         1,957,750
Harnischfeger Industries, Inc. .............            50,000         2,000,000
Kennametal, Inc. ...........................            50,000         1,700,000
Myers Industries, Inc. .....................           120,000         1,860,000
Nordson Corp. ..............................            24,700         1,358,500
Park-Ohio Industries, Inc.* ................           100,509         1,507,635
Trinova Corp. ..............................            43,000         1,413,625
                                                                     -----------
                                                                      13,040,722
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT-3.05%

Allen Group, Inc.* .........................           110,000         1,746,250
--------------------------------------------------------------------------------

CONSUMER DURABLES-6.84%

Masco Corp. ................................            65,000         2,039,375
Royal Appliance Manufacturing Co.* .........           300,000         1,875,000
                                                                     -----------
                                                                       3,914,375
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES-21.57%

Consolidated Stores Corp.* .................            54,700         2,112,788
Patterson Dental Co.* ......................            75,000         2,100,000
Rite Aid Corp. .............................            72,000         2,448,000
Stryker Corp. ..............................           100,000         2,975,000
Worthington Foods, Inc. ....................           120,000         2,700,000
                                                                     -----------
                                                                      12,335,788
--------------------------------------------------------------------------------


ENERGY-5.33%

Belden & Blake Corp.* ......................           115,100         3,050,150
--------------------------------------------------------------------------------
FINANCE-16.25%

First Bank System, Inc. ....................            33,000         2,178,000
First Empire State Corp. ...................             8,000         2,054,000
Norwest Corp. ..............................            60,000         2,632,500
Star Banc Corp. ............................            27,000         2,430,000
                                                                     -----------
                                                                       9,294,500
--------------------------------------------------------------------------------


                                                                                        SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------------------------


                                                                                           Shares         Value
----------------------------------------------------------------------------------------------------------------


COMMON STOCKS (CONT.)

MATERIALS/SERVICES-17.24%

Bearings, Inc. .....................................................................        78,750   $ 2,047,500
Duriron Co., Inc. ..................................................................        55,800     1,492,650
Figgie International, Inc. Class A* ................................................       180,000     1,912,500
Libbey, Inc. .......................................................................        70,000     1,680,000
Owens Corning Fiberglass Corp. .....................................................        29,700     1,150,875
Pioneer Standard Electronics, Inc. .................................................       150,000     1,575,000
                                                                                                     -----------
                                                                                                       9,858,525
----------------------------------------------------------------------------------------------------------------


TOTAL COMMON STOCKS-(COST $43,100,008) .............................................                  53,240,310
----------------------------------------------------------------------------------------------------------------


                                                                                         Principal
                                                                                           Amount
----------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.47%

United Missouri Bank, U.S. Treasury Note, $2,585,000 par, 5.125% coupon, due 06/30/98, dated 10/31/96, to be sold on 11/01/96 at $2,555,380
   (Cost $2,555,000)                                                                  $  2,555,000     2,555,000
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-97.55% (COST $45,655,008)** ......................................                  55,795,310
                                                                                                     -----------

CASH AND OTHER ASSETS NET OF LIABILITIES-2.45% .....................................                   1,402,607
                                                                                                     -----------

NET ASSETS-100.00% .................................................................                 $57,197,917
                                                                                                     ===========
================================================================================================================


* Non-income producing security.

**Also represents cost for Federal income tax purposes.

  See accompanying notes to financial statements.



FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT GROWTH AND INCOME FUND                                 October 31, 1996
================================================================================

                                                        Shares           Value
--------------------------------------------------------------------------------


COMMON STOCKS -- 91.34%

AEROSPACE DEFENSE-2.89%
Boeing Co. ...................................            7,000       $  667,625
--------------------------------------------------------------------------------


CAPITAL GOODS-18.84%

Emerson Electric Co. .........................            8,000          712,000
GATX Corp. ...................................           14,000          668,500
General Electric Co. .........................            7,100          686,925
Harnischfeger Industries, Inc. ...............           20,000          800,000
Johnson Controls, Inc. .......................           10,000          730,000
Kennametal, Inc. .............................           22,000          748,000
                                                                      ----------
                                                                       4,345,425
--------------------------------------------------------------------------------


CONSUMER DURABLES-9.23%

Leggett & Platt, Inc. ........................           26,000          776,750
TRW, Inc. ....................................            7,000          633,500
Tupperware Corp. .............................           14,000          719,250
                                                                      ----------
                                                                       2,129,500
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES-16.71%

Banta Corp. ..................................           24,000          507,000
Baxter International, Inc. ...................           10,000          416,250
Beckman Instruments, Inc. ....................           20,000          735,000
Dial Corp. ...................................           26,000          357,500
Rite Aid Corp. ...............................           20,000          680,000
Sara Lee Corp. ...............................           22,000          781,000
Viad Corp. ...................................           26,000          377,000
                                                                      ----------
                                                                       3,853,750
--------------------------------------------------------------------------------


ENERGY-3.07%

Exxon Corp. ..................................            8,000          709,000
--------------------------------------------------------------------------------


FINANCE-17.70%

American International Group, Inc. ...........            8,000          869,000
First Empire State Corp. .....................            3,000          770,250
KeyCorp ......................................           15,000          699,375
National City Corp. ..........................           20,000          867,500
Norwest Corp. ................................           20,000          877,500
                                                                      ----------
                                                                       4,083,625
--------------------------------------------------------------------------------

                                                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                        Shares         Value
---------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS (CONT.)

MATERIALS/SERVICES-9.98%

Avnet, Inc. ....................................................................        13,000   $   654,875
Cabot Corp. ....................................................................        18,000       434,250
Ferro Corp. ....................................................................        20,000       540,000
Teleflex, Inc. .................................................................        14,000       673,750
                                                                                                 -----------
                                                                                                   2,302,875
------------------------------------------------------------------------------------------------------------

TECHNOLOGY-9.63%

AVX Corp. ......................................................................        32,000       592,000
Frontier Corp. .................................................................        24,000       696,000
Harris Corp. ...................................................................        12,000       751,500
Lucent Technologies, Inc. ......................................................         3,889       182,783
                                                                                                 -----------
                                                                                                   2,222,283
------------------------------------------------------------------------------------------------------------

UTILITIES-3.29%

GTE Corp. ......................................................................        18,000       758,250
------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS-(COST $16,006,261) .........................................                  21,072,333
------------------------------------------------------------------------------------------------------------



                                                                                      Principal
                                                                                        Amount
------------------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENT -- 7.68%

United Missouri Bank, U.S. Treasury Note, $1,792,000 par, 5.125% coupon, due
  06/30/98, dated 10/31/96, to be sold on 11/01/96 at $1,771,263
  (Cost $1,771,000).............................................................   $ 1,771,000     1,771,000
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-99.02% (COST $17,777,261)** ..................................                  22,843,333
                                                                                                 -----------

CASH AND OTHER ASSETS NET OF LIABILITIES-0.98% .................................                     227,520
                                                                                                 -----------

NET ASSETS-100.00% .............................................................                 $23,070,853
                                                                                                 ===========

============================================================================================================

**Also represents cost for Federal income tax purposes.
  See accompanying notes to financial statements.



FAIRPORT FUNDS                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

FAIRPORT GOVERNMENT SECURITIES FUND                            October 31, 1996
================================================================================

                                                         Principal
                                                          Amount         Value
--------------------------------------------------------------------------------

U.S. TREASURY NOTES -- 96.69%

U.S. TREASURY NOTES

6.875%, 08/31/99 ...................................    $1,000,000    $1,024,720
5.500%, 04/15/00 ...................................     1,000,000       985,480
5.625%, 02/28/01 ...................................     1,000,000       983,690
6.250%, 02/15/03 ...................................     1,000,000     1,003,880
5.875%, 02/15/04 ...................................     1,600,000     1,564,112
--------------------------------------------------------------------------------

TOTAL INVESTMENTS-96.69% (COST $5,561,814)** .......                   5,561,882
                                                                      ----------

CASH AND OTHER ASSETS NET OF LIABILITIES-3.31% .....                     190,418
                                                                      ----------

NET ASSETS-100.00% .................................                  $5,752,300
                                                                      ==========
================================================================================

**Also represents cost for Federal income tax purposes.
  See accompanying notes to financial statements.


FAIRPORT FUNDS                                                                  STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
                                                                                           October 31, 1996

===========================================================================================================================

                                                     FAIRPORT MIDWEST  FAIRPORT GROWTH  FAIRPORT GOVERNMENT
                                                        GROWTH FUND    AND INCOME FUND    SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities at value (cost
   $45,655,008, $17,777,261 and $5,561,814,
   respectively) ..................................   $ 55,795,310      $ 22,843,333     $  5,561,882
Cash ..............................................            754               833          117,328
Receivable for capital stock sold .................         97,227             5,517            2,678
Receivable for securities sold ....................      1,412,285           685,000                0
Dividends and interest receivable .................         27,368            17,725           57,646
Reimbursement due from adviser ....................         11,559             7,992           11,248
Deferred organization costs (Note A) ..............         10,868            10,868           10,868
Other assets ......................................          1,368               627              197
                                                      ------------      ------------     ------------
        Total assets ..............................     57,356,739        23,571,895        5,761,847
                                                      ------------      ------------     ------------
LIABILITIES

Payable for capital stock redeemed ................        103,698            54,383                0
Payable for securities purchased ..................              0           421,530                0
Accrued expenses ..................................         55,124            25,129            9,269
Distributions payable .............................              0                 0              278
                                                      ------------      ------------     ------------
        Total liabilities .........................        158,822           501,042            9,547
                                                      ------------      ------------     ------------
NET ASSETS

Applicable to 3,689,148, 1,622,062
   and 589,863 shares outstanding, respectively ...   $ 57,197,917      $ 23,070,853     $  5,752,300
                                                      ============      ============     ============
NET ASSETS CONSIST OF

Capital paid-in ...................................   $ 42,806,548      $ 16,110,573     $  5,861,145
Undistributed net investment income (loss) ........        (10,427)           35,717                0
Accumulated net realized gain (loss) on investments      4,261,494         1,858,491         (108,913)
Net unrealized appreciation on investments ........     10,140,302         5,066,072               68
                                                      ------------      ------------     ------------
                                                      $ 57,197,917      $ 23,070,853     $  5,752,300
                                                      ============      ============     ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE .....................   $      15.50      $      14.22     $       9.75
=====================================================================================================


See accompanying notes to financial statements.



FAIRPORT FUNDS                                                                      STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------
                                                                                 Year Ended October 31, 1996

===========================================================================================================================

                                                      FAIRPORT MIDWEST    FAIRPORT GROWTH   FAIRPORT GOVERNMENT
                                                         GROWTH FUND      AND INCOME FUND     SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends ..............................................  $   716,743      $   551,308          $         0
Interest ...............................................      134,338           43,022              434,855
                                                          -----------      -----------          -----------
       Total investment income .........................      851,081          594,330              434,855
                                                          -----------      -----------          -----------
EXPENSES

Investment advisory fees (Note B) ......................      417,458          184,723               18,674
Transfer agent fees ....................................       55,050           38,160               27,891
Administration fees ....................................       75,644           33,436               10,062
Distribution expenses (Note B) .........................      139,214           61,603               18,664
Pricing fees ...........................................       39,023           26,857               25,267
Printing fees ..........................................       30,611           12,105                3,417
Custodian fees .........................................       28,152           19,365                9,428
Auditing fees ..........................................       24,785            9,944                3,204
Legal fees .............................................       45,627           18,291                6,445
Insurance fees .........................................       19,597            9,631                4,164
Amortization of organization costs (Note A) ............        3,115            3,115                3,115
Registration expenses ..................................       40,663           27,016               19,867
Trustees fees ..........................................       15,381            4,927                1,969
Miscellaneous expenses .................................        4,093            1,541                  777
                                                          -----------      -----------          -----------
       Total expenses ..................................      938,413          450,714              152,944

Expenses reimbursed (Note B) ...........................     (169,950)         (81,095)             (85,718)
                                                          -----------      -----------          -----------
       Net expenses ....................................      768,463          369,619               67,226
                                                          -----------      -----------          -----------
NET INVESTMENT INCOME ..................................       82,618          224,711              367,629
                                                          -----------      -----------          -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments ................    4,515,778        1,856,970              (97,666)
Net change in unrealized
    appreciation (depreciation) on investments .........    3,805,220        1,863,728               (3,304)
                                                          -----------      -----------          -----------
Net realized and unrealized
    gain (loss) on investments .........................    8,320,998        3,720,698             (100,970)
                                                          -----------      -----------          -----------

INCREASE IN NET ASSETS FROM OPERATIONS .................  $ 8,403,616      $ 3,945,409          $   266,659

===========================================================================================================


See accompanying notes to financial statements.


FAIRPORT FUNDS                                                                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------


================================================================================================================================

                                                     Fairport Midwest            Fairport Growth          Fairport Government
                                                       Growth Fund               and Income Fund            Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                    Year         Year         Year          Year         Year             Year
                                                    Ended       Ended         Ended         Ended        Ended            Ended
                                                  10/31/96     10/31/95      10/31/96      10/31/95     10/31/96         10/31/95
---------------------------------------------------------------------------------------------------------------------------------

OPERATIONS

Net investment income .....................   $     82,618  $    116,744  $    224,711  $    257,163  $    367,629    $    412,546
Net realized gain (loss) on investments ...      4,515,778     1,329,274     1,856,970       280,894       (97,666)         (1,571)
Net change in unrealized appreciation
   (depreciation) on investments ..........      3,805,220     5,112,366     1,863,728     2,751,712        (3,304)        698,738
                                              ------------  ------------  ------------  ------------  ------------    ------------
Increase in net assets ....................      8,403,616     6,558,384     3,945,409     3,289,769       266,659       1,109,713
                                              ------------  ------------  ------------  ------------  ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

From net investment income ................        (91,013)     (130,340)     (254,673)     (207,044)     (405,004)       (411,089)
From net realized gains ...................       (774,801)   (2,076,604)     (178,762)     (167,462)            0               0
                                              ------------  ------------  ------------  ------------  ------------    ------------
Total distributions .......................       (865,814)   (2,206,944)     (433,435)     (374,506)     (405,004)       (411,089)
                                              ------------  ------------  ------------  ------------  ------------    ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .................     11,742,064    17,023,299     4,811,561     5,619,642     1,737,076       1,562,174
Reinvestment of dividends .................        857,142     2,182,580       383,496       309,030       309,367         265,604
Amount paid for repurchase of shares ......    (12,346,785)   (3,838,535)   (8,718,184)   (3,939,188)   (4,802,614)     (1,493,055)
                                              ------------  ------------  ------------  ------------  ------------    ------------

Net increase (decrease) from capital
   transactions ...........................        252,421    15,367,344    (3,523,127)    1,989,484    (2,756,171)        334,723
                                              ------------  ------------  ------------  ------------  ------------    ------------
Total increase (decrease) in net assets ...      7,790,223    19,718,784       (11,153)    4,904,747    (2,894,516)      1,033,347

NET ASSETS

Beginning of year .........................     49,407,694    29,688,910    23,082,006    18,177,259     8,646,816       7,613,469
                                              ------------  ------------  ------------  ------------  ------------    ------------
End of year ...............................   $ 57,197,917  $ 49,407,694  $ 23,070,853  $ 23,082,006  $  5,752,300    $  8,646,816
                                              ============  ============  ============  ============  ============    ============

Accumulated undistributed (overdistributed)
   net investment income included in
   net assets at end of year ..............   $    (10,427) $     (2,032) $     35,717  $     65,679  $          0    $     37,375
                                              ------------  ------------  ------------  ------------  ------------    ------------

CAPITAL SHARE TRANSACTIONS

Shares sold ...............................        815,058     1,339,632       361,212       502,408       177,063         166,952
Shares issued on reinvestment
   of dividends ...........................         62,134       187,547        28,972        28,130        31,864          28,472
Shares repurchased ........................       (835,517)     (299,578)     (646,096)     (355,019)     (498,079)       (159,651)
                                              ------------  ------------  ------------  ------------  ------------    ------------
Net increase (decrease) from capital
   transactions ...........................         41,675     1,227,601      (255,912)      175,519      (289,152)         35,773
                                              ============  ============  ============  ============  ============    ============



See accompanying notes to financial statements.

FAIRPORT FUNDS
--------------------------------------------------------------------------------


The tables below set forth financial data for a share of beneficial interest outstanding throughout the periods presented.

                                                                     FAIRPORT MIDWEST GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
                                                           Year         Year          Year          Period
                                                           Ended        Ended         Ended         Ended
                                                          10/31/96     10/31/95      10/31/94     10/31/93(1)
----------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD .................    $  13.55    $   12.27     $    11.07    $   10.00
                                                          --------    ---------     ----------    ---------

INCOME FROM INVESTMENT OPERATIONS

Net investment income ................................        0.02         0.04           0.02         0.01
Net realized and unrealized gain (loss) on investments        2.16         2.04           1.19         1.07
                                                          --------    ---------     ----------    ---------
Total from investment operations .....................        2.18         2.08           1.21         1.08
                                                          --------    ---------     ----------    ---------

LESS DISTRIBUTIONS

From net investment income ...........................       (0.03)       (0.04)         (0.01)       (0.01)
From realized capital gains ..........................       (0.20)       (0.76)          0.00         0.00
                                                          --------    ---------     ----------    ---------
Total distributions ..................................       (0.23)       (0.80)         (0.01)       (0.01)
                                                          --------    ---------     ----------    ---------
NET ASSET VALUE, END OF PERIOD .......................    $  15.50    $   13.55     $    12.27    $   11.07
                                                          --------    ---------     ----------    ---------
TOTAL RETURN .........................................       16.28%       18.17%         10.89%       10.90%**
                                                          ========    =========     ==========    =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000) ......................   $  57,198   $   49,408     $   29,688    $   9,870
Ratio of expenses to average net assets
before reimbursement of expenses by Adviser ..........        1.69%        1.57%          1.54%        2.89%*
after reimbursement of expenses by Adviser ...........        1.38%        1.41%          1.45%        1.50%*
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......       (0.16%)       0.14%          0.08%       (1.11%)*
   after reimbursement of expenses by Adviser ........        0.15%        0.29%          0.17%        0.28%*
Portfolio turnover ...................................       58.01%       46.51%         77.57%        0.00%
Average commission rate paid .........................   $  0.0600          N/A            N/A          N/A
--------------------------------------------------------------------------------------------------------------

*   Annualized

**  Not Annualized

N/A Not applicable; disclosure not required

(1) The Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund commenced operations on July 1, 1993. See accompanying notes to financial statements.


                                                         Financial Highlights
--------------------------------------------------------------------------------

               FAIRPORT GROWTH AND INCOME FUND                          FAIRPORT GOVERNMENT SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------
      Year          Year           Year           Period           Year          Year         Year           Period
      Ended         Ended          Ended          Ended            Ended         Ended        Ended          Ended
     10/31/96      10/31/95       10/31/94      10/31/93(1)       10/31/96      10/31/95     10/31/94       10/31/93(1)
----------------------------------------------------------------------------------------------------------------------


$      12.29     $      10.68   $      10.36   $      10.00    $       9.84  $       9.03  $      10.20  $      10.00
------------     ------------   ------------   ------------    ------------  ------------  ------------  ------------



        0.13             0.15           0.14           0.04            0.49          0.49          0.43          0.15
        2.04             1.68           0.35           0.36           (0.05)         0.81         (1.17)         0.16
------------     ------------   ------------   ------------    ------------  ------------  ------------  ------------
        2.17             1.83           0.49           0.40            0.44          1.30         (0.74)         0.31
------------     ------------   ------------   ------------    ------------  ------------  ------------  ------------



       (0.14)           (0.12)         (0.14)         (0.04)          (0.53)        (0.49)        (0.42)        (0.11)
       (0.10)           (0.10)         (0.03)          0.00            0.00          0.00         (0.01)         0.00
------------     ------------   ------------   ------------    ------------  ------------  ------------  ------------
       (0.24)           (0.22)         (0.17)         (0.04)          (0.53)        (0.49)        (0.43)        (0.11)
------------     ------------   ------------   ------------    ------------  ------------  ------------  ------------
$      14.22     $      12.29   $      10.68   $      10.36    $       9.75  $       9.84  $       9.03  $      10.20
------------     ------------   ------------   ------------    ------------  ------------  ------------  ------------
       17.77%           17.36%          4.72%          3.98%**         4.58%        14.76%        (7.24%)        3.04%**
============     ============   ============   ============    ============  ============  ============  ============



$     23,071     $     23,082   $     18,177   $      8,716    $      5,752  $      8,647  $      7,614  $      5,829

        1.83%            1.79%          1.72%          2.79%*          2.05%         2.16%         1.80%         2.78%*
        1.50%            1.50%          1.50%          1.50%*          0.90%         0.90%         0.90%         0.90%*


        0.58%            0.98%          1.20%          0.10%*          3.78%         3.89%         3.88%         2.29%*
        0.91%            1.26%          1.42%          1.39%*          4.93%         5.16%         4.78%         4.17%*
       34.02%           13.36%         35.16%          4.18%          21.23%         1.28%        24.14%        24.53%
$     0.0591              N/A            N/A            N/A             N/A           N/A           N/A           N/A
======================================================================================================================

FAIRPORT FUNDS
--------------------------------------------------------------------------------
                                                                October 31, 1996


NOTE (A) SIGNIFICANT ACCOUNTING POLICIES:

Fairport Funds (the "Trust"), formerly known as Roulston Family of Funds, is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. On March 1, 1996, the Trust changed its name from The Roulston Family of Funds to Fairport Funds. The Trust currently consists of three Funds (the "Funds"):
Fairport Midwest Growth Fund (the "Midwest Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund") and Fairport Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired in a tax free reorganization, all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Funds' inception, July 1, 1993.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Trust.

(1) SECURITY VALUATION: Equity securities which are listed or admitted to trading on a national securities exchange or in the over-the-counter market will be valued at the last sale price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair values as determined in good faith by the Board of Trustees.

Valuations of fixed and variable income securities ("debt securities") are supplied by independent pricing services used by FPS Services, Inc., as administrator, which have been approved by the Trustees of the Trust. Valuations are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. Debt securities for which market quotations are readily available are valued based upon these quotations. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.


(2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institutions deemed to be credit worthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

(3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

(5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Substantially all of the capital gains realized by the Funds will be distributed annually.

(6) DEFERRED ORGANIZATION COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.

NOTE (B) RELATED PARTY TRANSACTIONS:

The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

Prior to the effective date of the Reorganization, Roulston served as the investment adviser to each of the Acquired Funds. For such services, Roulston received an advisory fee from the Acquired Funds at the following annual rates:
1.00% of the value of each of the Midwest Growth Fund's and the Growth and Income Fund's average daily net assets up to $100 million, 0.75% of each such Fund's assets over $100 million; and 0.50% of the value of the Government Fund's average daily net assets up to $100 million, 0.375% of the average daily net assets from $100 million to $200 million, and 0.25% of the average daily net assets of such Fund over $200 million.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution Agreement and Shareholder Service Plan dated January 20, 1995 (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), ultimately a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed .25% of the average daily net assets value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by

FAIRPORT FUNDS                           NOTES TO FINANCIAL STATEMENTS CONT.
--------------------------------------------------------------------------------
                                                           October 31, 1996

the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

In addition, the Board of Trustees of the Trust adopted certain procedures in accordance with Section 17(e)(2) and Rule 17e-1 under the Act pursuant to which the Distributor was permitted to execute certain portfolio transactions as broker on behalf of the Funds. In connection with such brokerage transactions, Roulston as the investment adviser, could determine to use the Distributor if such use would likely result in commissions, fees or other remuneration and prices for and execution of securities transactions at least as favorable to such Fund as those likely to be derived from other qualified brokers. Such procedures were in place and used during the year ended October 31, 1996 until February 12, 1996, and have not been used since that date.

Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds from the effective date of the Reorganization (April 29, 1995) and such waivers and reimbursements shall continue at least through April 30, 1997, to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and
 .90%, respectively.

Information regarding these transactions is as follows for the year ended October 31, 1996:

                                   MIDWEST       GROWTH AND
                                   GROWTH          INCOME        GOVERNMENT
                                    FUND            FUND            FUND
-----------------------------------------------------------------------------

INVESTMENT ADVISORY FEES:

Fees before fee waiver ...        $417,458        $184,723        $ 18,674
Fees waived ..............         169,950          81,095          18,674

RULE 12B-1 FEES:

Fees before fee waiver ...         139,214          61,603          18,664
Fees waived ..............               0               0               0
Other expenses
  reimbursed .............               0               0          67,044
Brokerage fees paid to the
  distributor on portfolio
  transactions ...........          37,716           4,600               0
----------------------------------------------------------------------------



Certain of the officers and trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees served without direct compensation from the Trust during the year.

NOTE (C) INVESTMENT TRANSACTIONS:

Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1996 were:

                                             PROCEEDS
                             PURCHASES      FROM SALES
                               (000)          (000)

------------------------------------------------------

Midwest Growth Fund ......    $30,566        $32,074
Growth and Income Fund ...      8,032         13,272
Government Fund ..........      1,542          4,367
------------------------------------------------------


NOTE (D) UNREALIZED APPRECIATION AND DEPRECIATION:

At October 31, 1996, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                                                               NET
                               GROSS           GROSS        UNREALIZED
                            UNREALIZED       UNREALIZED    APPRECIATION/
                           APPRECIATION    (DEPRECIATION) (DEPRECIATION)
                               (000)           (000)          (000)
----------------------------------------------------------------------

Midwest Growth Fund .....     $10,775        $  (635)        $10,140
Growth and Income Fund ..       5,159            (93)          5,066
Government Fund .........          43            (43)              0
----------------------------------------------------------------------

FAIRPORT FUNDS                                   REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of
Fairport Midwest Growth Fund,
Fairport Growth and Income Fund
and Fairport Government Securities Fund
of Fairport Funds:

We have audited the accompanying statement of assets and liabilities of Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund (the three funds constituting the Fairport Funds, formerly The Roulston Family of Funds), including the schedule of investments, as of October 31, 1996, and the related statements of operations for the year then ended, changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of Fairport Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from July 1, 1993 (commencement of operations) to October 31, 1993 and for the year ended October 31, 1994 were audited by other auditors whose report dated December 14, 1994 expressed an unqualified opinion on the financial statements (not presented herein) and related financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund of the Fairport Funds at October 31, 1996, the results of their operations for the year then ended and the changes in their net assets and financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP


November 27, 1996
Cleveland, Ohio

[FAIRPORT FUNDS LOGO]


4000 Chester Avenue
Cleveland, Ohio 44103
1-800-332-6459



DIRECTORS:

Thomas V. Chema
David H. Gunning
Scott D. Roulston
Ivan Winfield

OFFICERS:

Scott D. Roulston, President
Michele R. Fogarty, Secretary and Treasurer

ADVISER:

Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

DISTRIBUTOR:

Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

ADMINISTRATOR & TRANSFER AGENT:

FPS Services, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

LEGAL COUNSEL:

Baker & Hostetler
65 East State Street
Columbus, Ohio 43215

INDEPENDENT PUBLIC ACCOUNTANTS:

Ernst & Young, LLP
1300 Huntington Building
925 Euclid Avenue
Cleveland, Ohio 44115-1405

For information call 1-800-332-6459



Fairport Funds take their name from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.